Net Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share Attributable to Ordinary Shareholders - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss for the year	$ (1,489)	$ (1,876)	$ (2,912)	$ (2,619)	$ (5,108)	$ (3,488)
Net loss attributable to ordinary shareholders, basic					$ 4,942	$ 3,215
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic (in Shares)	250,847	252,462	251,655	252,462	252,462	252,371
Net loss per share attributable to ordinary shareholders, basic (in Dollars per share)	$ (5.87)	$ (6.54)	$ (11.31)	$ (9.61)	$ 19.57	$ 12.74